Schedule of Maturities of the Bank Borrowings (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Debt Disclosure [Abstract]
2024	$ 535,216	$ 4,180,517
2025	535,216	4,180,517
2026	266,574	2,082,182
Total bank borrowings repayments	1,337,006	10,443,216
Less: imputed interest	(66,121)	(516,460)
Total	$ 1,270,885	$ 9,926,756	$ 13,620,398